INTANGIBLE ASSETS AND GOODWILL (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of intangible assets subject to amortization

March 31, 2026	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Weighted Average Remaining Useful Life (Years)
Patents and Trademarks	$699	$(37)	$662	9
Developed Technology	795	(156)	639	2
Internally Used Software	1,088	(64)	1,024	5
Total Intangible Assets	$2,582	$(257)	$2,325
December 31, 2025
Patents and Trademarks	$699	$(18)	$681	9
Developed Technology	795	(78)	717	2
Internally Used Software	979	(32)	947	5
Total Intangible Assets	$2,473	$(128)	$2,345

December 31, 2025	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Weighted Average Remaining Useful Life (Years)
Patents and Trademarks	$699	$(18)	$681	9
Developed Technology	795	(78)	717	2
Internally Used Software	979	(32)	947	5
Total Intangible Assets	$2,473	$(128)	$2,345
December 31, 2024
Patents and Trademarks	$1,112	$(230)	$882	10
Customer Relationships	1,839	(495)	1,344	7
Developed Technology	3,143	(1,411)	1,732	3
Internally Used Software	1,418	(207)	1,211	7
Non-Compete Agreement	191	(103)	88	2
Deferred Implementation	135	(27)	108	8
Total Intangible Assets	$7,838	$(2,473)	$5,365

Schedule of finite-lived intangible assets, future amortization expense

Fiscal Year ending December 31,
2026 (nine months remaining)	$385
2027	513
2028	297
2029	202
2030	202
Thereafter	726
Total	$2,325

Fiscal Year ending December 31,
2026	$513
2027	513
2028	297
2029	202
2030	202
Thereafter	618
Total	$2,345

Schedule of goodwill by reportable business segment

	Authentication	Precision Logistics	Total
Net book value at
January 1, 2025	$-	$3,988	$3,988

2025 Activity
Goodwill impairment charge	-	(1,062)	(1,062)
Net book value at
December 31, 2025	$-	$2,926	$2,926